Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund
Balanced Fund Summary
Investment Objective
The Fund seeks to provide income and long-term growth of capital.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 21 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Balanced Fund	Class A	Class C	Class I	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Balanced Fund		Class A	Class C	Class I	Class R
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fees		none	1.00%	none	0.50%
Other Expenses	[1]	0.69%	1.22%	0.30%	0.60%
Total Annual Fund Operating Expenses		1.29%	2.82%	0.90%	1.70%
Fee Waiver/Expense Reimbursement		(0.14%)	(0.97%)	none	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.15%	1.85%	0.90%	1.45%
[1]	Includes a shareholder servicing fee of 0.25% applicable to Class A shares
[2]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class R shares do not exceed 1.15%, 1.85%, 0.90% and 1.45% until at least February 28, 2013, February 28, 2014, February 28, 2013 and February 28, 2013, respectively.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Balanced Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	685	947	1,229	2,030
Class C	288	685	1,312	3,002
Class I	92	287	498	1,108
Class R	148	511	900	1,988

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Victory Balanced Fund Class C	188	685	1,312	3,002

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 130%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing in equity securities, debt securities and cash equivalents. The Fund may invest in any type or class of security.

Under normal circumstances:

o The Fund will invest 40% to 75% of its total assets in equity securities and securities convertible or exchangeable into common stock.

o The Fund may invest up to 15% of its net assets in American Depository
Receipts.

o The Fund will invest at least 25% of it total assets in a portfolio of debt securities and preferred stocks. The debt securities are designed to replicate, as closely as possible, before the deduction of expenses, the performance of the
Barclays Capital US Aggregate Bond Index (the "Index"). The Index is largely comprised of investment-grade government, corporate, mortgage-, commercial mortgage- and asset-backed bonds that are denominated in U.S. dollars and have maturities longer than one year. As of December 31, 2011, the dollar weighted average maturity was 6.41 years for the portfolio and 7.13 years for the Index.
As of December 31, 2011, the average credit quality was AA1/AA2 for the portfolio and the Index. These averages fluctuate over time.

With respect to debt securities, the portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

o Interest rates rise.

o An issuer's credit quality is downgraded or an issuer defaults.

o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

o The rate of inflation increases.

o The average life of a mortgage-related security is shortened or lengthened.

o A U.S. government agency or instrumentality defaults on its obligation and the
U.S. government does not provide support.

o The Fund does not track the performance of the Index due to fees, expenses, transaction costs and other factors that do not allow the Fund to match the
Index.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index and the Lipper Balanced Fund Index. We
calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 11.91% (quarter ended September 30, 2009) Lowest -15.51% (quarter ended December 31, 2008)
The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index and the Lipper Balanced Fund Index.
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Balanced Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class A	CLASS A Before Taxes	(7.89%)	(0.27%)		2.59%
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	(8.64%)	(1.36%)		1.72%
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	(4.49%)	(0.63%)		1.86%
Class C	CLASS C Before Taxes	(3.86%)	0.08%		4.47%	[1]
Class I	CLASS I Before Taxes	(1.43%)	0.10%	[2]
Class R	CLASS R Before Taxes	(2.63%)	0.47%		2.79%
S&P 500 Index	S&P 500 Index Index returns reflect no deduction for fees, expenses, or taxes.	2.11%	(0.25%)		2.92%
Lipper Balanced Fund Index	Lipper Balanced Fund Index Index returns reflect no deduction for fees, expenses, or taxes.	0.74%	1.80%		4.13%
[1]	Performance is from March 1, 2003, inception date of Class C shares.
[2]	Performance is from August 31, 2007, inception date of Class I shares.